CONSOLIDATED STATEMENTS OF INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	R$ 25,447,930	R$ 23,833,893	R$ 21,530,801
Costs of services provided and goods sold	(11,893,115)	(11,496,437)	(10,655,981)
Gross income	13,554,815	12,337,456	10,874,820
Operating income (expenses):
Selling expenses	(5,908,816)	(5,742,642)	(5,596,211)
General and administrative expenses	(1,798,005)	(1,759,433)	(1,808,735)
Share of loss of an associate	(82,526)	(89,304)	(61,587)
Other income (expenses), net	(258,781)	(28,779)	(248,371)
Total operating expenses	(8,048,128)	(7,620,158)	(7,714,904)
Profit before financial income and expenses	5,506,687	4,717,298	3,159,916
Financial income (expenses):
Financial income	861,759	1,239,753	1,318,948
Financial expenses	(2,817,346)	(2,765,961)	(2,762,963)
Foreign exchange variations, net	71,363	(7,057)	5,007
Total financial income(expenses)	(1,884,224)	(1,533,265)	(1,439,008)
Profit before income tax and social contribution	3,622,463	3,184,033	1,720,908
Income tax and social contribution	(468,582)	(346,611)	(50,153)
Net income	R$ 3,153,881	R$ 2,837,422	R$ 1,670,755
Earnings per share attributable to the Company’s shareholders (expressed in R$ per share)
Basic earnings per share	R$ 1.30	R$ 1.17	R$ 0.69
Diluted earnings per share	R$ 1.30	R$ 1.17	R$ 0.69